ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2017
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The total purchase consideration and the fair values of the assets and liabilities at the acquisition date were as follows:

Purchase Price
Gross purchase price	$537,500
Working capital	450,582
Post close purchase price adjustments	(16,150)
Total consideration	$971,932

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The total purchase consideration and the fair values of the assets and liabilities at the acquisition date, which may be subject to adjustment as noted above, were as follows:

Purchase Price
Gross purchase price	$537,500
Working capital	450,582
Post close purchase price adjustments	(16,150)
Total consideration	$971,932

The following table summarizes the preliminary amounts recognized for assets acquired and liabilities assumed as of the acquisition date.

Fair Value Allocation
Inventories	$404,542
Prepaid expenses and other current assets	1,186
Property, plant and equipment	703,443
Deferred charges and other assets, net	68,053
Accounts payable	(2,688)
Accrued expenses	(64,137)
Other long-term liabilities	(138,467)
Fair value of net assets acquired	$971,932
The total purchase consideration and the fair values of the assets and liabilities at the acquisition date were as follows:

Purchase Price
Net cash	$587,005
Cash acquired	(19,042)
Total consideration	$567,963

The following table summarizes the final amounts recognized for assets acquired and liabilities assumed as of the acquisition date:

Fair Value Allocation
Accounts receivable	$1,126
Inventories	271,434
Prepaid expenses and other current assets	913
Property, plant and equipment	356,961
Deferred charges and other assets	8,312
Accounts payable	(4,870)
Accrued expenses	(28,371)
Deferred tax liability	(25,721)
Noncontrolling interest	(11,821)
Fair value of net assets acquired	$567,963
The following table summarizes the amounts recognized for assets acquired and liabilities assumed as of the acquisition date:

Fair Value Allocation
Inventories	$404,542
Prepaid expenses and other current assets	982
Property, plant and equipment	704,633
Deferred charges and other assets, net	68,053
Accounts payable	(2,688)
Accrued expenses	(64,137)
Other long-term liabilities	(139,453)
Fair value of net assets acquired	$971,932

Business Acquisition, Pro Forma Information

	Years ended December 31,
(Unaudited)	2016	2015
Pro forma revenues	$16,987,548	$16,252,729
Pro forma net income (loss) attributable to PBF Holding Company LLC	$31,565	$(176,410)

Year ended December 31,
(Unaudited)	2015
Pro forma revenues	$16,811,922
Pro forma net income attributable to PBF Holding Company LLC	397,108

Six Months Ended June 30, 2016
Pro forma revenues	$7,734,969
Pro forma net loss attributable to PBF Holding Company LLC	$(121,369)